Trade receivables	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Trade receivables
15	Trade receivables
Trade receivables by geographic region are analysed as follows:

	31/12/19	31/12/18
Domestic customers	14,401	20,247
European customers	4,348	7,815
North American customers	4,986	3,573
South American customers	5,703	3,531
Chinese customers	4,055	7,233
Other foreign customers	4,393	8,195

Gross trade receivables	37,886	50,594
Allowance for doubtful accounts	(8,699)	(9,627)

Total trade receivables	29,187	40,967

Trade receivables are due primarily from distributors and retailers who sell directly to end customers.
Trade receivables due from related parties amount to 5,235 as at December 31, 2019 (9,333 as at December 31, 2018). Transactions with related parties are conducted at arm’s length (see note 43).

As at December 31, 2019 and 2018 and for each year of the
two-year
period ended December 31, 2019, the Group had customers who exceeded 5% of trade receivables as follows:

Year	No. of customers	% of trade receivables
2019	—	—
2018	2	21%
In 2019, 2018 and 2017 no customer has exceeded 5% of revenue.
The following tables provide the movements in the allowance for doubtful accounts for the years ended December 31, 2019 and 2018.

	31/12/19	31/12/18
Balance at beginning of year	9,627	10,775
Effect of the adoption of IFRS 9 (see note 5(C))	—	37
Charges – bad debt expense	2,389	745
Reductions – write off of uncollectible amounts	(3,317)	(1,930)

Balance at end of year	8,699	9,627
Information about the Group’s exposure to credit risk and impairment losses for trade receivables is included in note
30(C)(ii-a).
Trade receivables denominated in foreign currencies as at December 31, 2019 and 2018 amount to 19,807 and 26,490, respectively.